UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

527 MADISON AVENUE, SUITE 2600, NEW YORK, NEW YORK	10022
(Address of principal executive offices)	(Zip code)

Allen Levithan, Esq. Lowenstein Sandler, PC 65 Livingston Avenue Rosedale, NJ 07068-1791
(Name and address of agent for service)

Registrant’s telephone number, including area code	(212) 319-6670

Date of fiscal year end:	DECEMBER 31, 2008

Date of reporting period:	SEPTEMBER 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-1 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                Schedule of Investments.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

SEPTEMBER 30, 2008
	(Unaudited)
		Fair
Shares	Common Stocks	Value

	Biotechnology 0.00%
43,151	Tapestry Pharmaceuticals, Inc.	$388

	Business Services 0.00%
15,600	UTIX Group, Inc.	19

	Chemicals 0.43%
18,109	KMG Chemicals, Inc.	126,401

	Communication Equipment - Software 0.33%
1,424,157	ION Networks, Inc.	85,449
293,995	Vertical Communications, Inc.	11,760
		97,209

	Computer Services - Software 3.52%
87,715	3Dfx Interactive, Inc.	1,667
302,600	Excapsa Software, Inc. (Canada) (Illiquid)	57,880
430,000	Interplay Entertainment Corporation	49,450
36,698	LocatePlus Holdings Corporation (Restricted)	1,468
352,871	Motive, Inc.	765,730
3,158	Primal Solutions, Inc.	3,000
42,456	Unify Corporation	150,717
		1,029,912

	Educational Products - Services 0.80%
60,176	China Education Alliance, Inc. (China)	105,308
52,088	ChinaCast Education Corporation (China)	130,220
		235,528

	Electronic Components 0.16%
28,482	American Technology Corporation	15,665
73,125	Interlink Electronics, Inc.	32,175
		47,840

	Electronic - Display 0.00%
993,474	E Ink Corporation (Illiquid)	-

	Electronic Instruments 0.70%
18,500	Image Sensing Systems, Inc.	204,425

	Electronic Semiconductor 0.03%
77,750	PSi Technologies Holdings, Inc. (Philippines)	9,330

See the accompanying Notes to the Financial Statements.

	2

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

SEPTEMBER 30, 2008
	(Unaudited)
		Fair
Shares	Common Stocks (Continued)	Value

	Energy - Services 0.25%
34,582	Renegy Holdings, Inc.	$72,622

	Environmental Services 0.71%
863,300	PDG Environmental, Inc.	207,192

	Financial Services - Miscellaneous 1.36%
27,611	Marlin Business Services Corp.	234,141
41,024	MicroFinancial Incorporated	162,865
		397,006

	Information Services 0.11%
13,550	Pfsweb, Inc.	32,656

	Medical Devices & Equipment 0.08%
104,522	Precision Optics Corporation, Inc.	4,285
175,068	World Heart Corporation (Canada)	19,258
		23,543

	Medical Instruments 0.02%
27,790	Caprius, Inc.	6,948

	Oil Equipment 0.00%
650	Beluga Composites Corporation	-

	Paper - Packaging 0.02%
44,211	Chase Packaging Corporation	6,632

	Retail 0.01%
33,737	Odimo Incorporated	2,699

	Security Equipment 0.46%
17,639	ICX Technologies, Inc.	135,997

	Semiconductor Equipment 0.89%
27,152	Integral Vision, Inc.	12,218
91,724	Nova Measuring Instruments, Ltd. (Israel)	134,834
35,299	Tegal Corporation	113,663
		260,715

	Services 1.06%
33,400	Collectors Universe, Inc.	310,620

See the accompanying Notes to the Financial Statements.

	3

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

SEPTEMBER 30, 2008
	(Unaudited)
		Fair
Shares	Common Stocks (Continued)	Value

	Technology - Miscellaneous 0.62%
13,270	Scopus Video Network, Ltd. (Israel)	62,767
66,610	Vuance, Ltd. (Israel)	117,900
		180,667

	Telecom Equipment 0.34%
19,104	COMARCO, Inc.	25,217
17,473	Peco II, Inc.	74,260
		99,477

	Telecom Services .26%
18,652	WPCS International Incorporated	76,100

	Telecommunications 0.13%
102,441	Emrise Corporation	37,904

	Total Common Stocks 12.30% (cost $8,458,947)	3,601,830

		Fair
Shares	Preferred Stocks	Value

	Communications Equipment - Software 0.08%
100	Vertical Communications, Inc. 10% convertible	$7,547
22	Vertical Communications, Inc. convertible (Restricted)	17,600
		25,147

	Data Security 0.87%
100,739	Verdasys, Inc. Series B convertible (Illiquid)	254,668

	Electronic - Display 1.23%
549,484	E Ink Corporation Series A (Illiquid)	241,773
904,490	E Ink Corporation Series B (Illiquid)	118,194
		359,967

See the accompanying Notes to the Financial Statements.
	4

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

SEPTEMBER 30, 2008
	(Unaudited)
		Fair
Shares	Preferred Stocks (Continued)	Value

	Food 1.28%
35,163	Zhongpin, Inc. convertible (China)	$373,783

	Medical Instruments 0.11%
1,612	Caprius, Inc. convertible	7,673
468	Caprius, Inc. convertible (Restricted)	24,329
		32,002

	Total Preferred Stocks 3.57% (cost $875,801)	1,045,567

Principal		Fair
Amount	Corporate Debt	Value

	Computer Services - Software 0.36%
$ 10,835	Primal Solutions, Inc. 10% convertible, due 12/31/09	$10,835
$ 41,716	Unify Corporation 5% convertible, due 10/31/10	41,716
$ 14,275	Unify Corporation 5% convertible, due 10/31/11	14,275
$ 40,000	Unify Corporation Revolving Credit 10.5%, due 10/31/10	40,000
		106,826

	Consumer Products 0.41%
$ 120,886	Rockford Corporation 4.5% convertible, due 6/11/09	120,886

	Electronic Components 0.27%
$ 78,000	Interlink Electronics, Inc. 8% convertible, due 7/19/10	78,000

	Technology - Miscellaneous 0.11%
$ 33,000	Vuance, Ltd. 8% convertible, due 11/19/09 (Israel)	33,000

	Total Corporate Debt 1.15% (cost $338,712)	338,712

		Fair
Warrants	Warrants	Value

	Biotechnology 0.07%
96,038	La Jolla Pharmaceutical Company 12/14/10	$346
3,847	Metabasis Therapeutics, Inc. 9/30/10	115
142,000	Opexa Therapeutics, Inc. 4/13/11	1,278
100,000	Tapestry Pharmaceuticals, Inc. 4/6/11	440
		2,179

See the accompanying Notes to the Financial Statements.

	5

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

SEPTEMBER 30, 2008
	(Unaudited)
		Fair
Warrants	Warrants (Continued)	Value

	Building Materials 0.01%
200,000	American Mold Guard, Inc. Class A 4/26/11	$2,000
200,000	American Mold Guard, Inc. Class B 4/26/11	1,000
		3,000

	Business Services 0.00%
1,500,000	UTIX Group, Inc. 1/13/11	-
1,731	UTIX Group, Inc. 11/9/11 (Restricted)	-
6,924	UTIX Group, Inc. 9/28/12 (Restricted)	-
6,924	UTIX Group, Inc. 11/15/12 (Restricted)	-
		-

	Communication Equipment - Software 0.00%
3,614	Vertical Communications, Inc. 12/16/08 (Restricted)	-
9,523	Vertical Communications, Inc. 9/28/15	380
94,340	Vertical Communications, Inc. 12/1/16 (Restricted)	-
445,818	Vertical Communications, Inc. 6/27/18 (Restricted)	-
		380

	Computer Services - Software 0.09%
805,910	LocatePlus Holding Corporation 7/8/10 (Restricted)	-
55,000	Primal Solutions, Inc. 3/31/11	363
74,914	Unify Corporation 4/26/09	3,745
53,600	Unify Corporation 10/31/12	24,120
		28,228

	Computer Systems 0.23%
134,321	Adept Technology, Inc. 11/18/08	68,504

	Consumer Products 0.00%
5,713	Rockford Corporation 6/11/09	27

	Electronic Components 0.03%
14,450	American Technology Corporation 7/18/09	58
32,422	American Technology Corporation 8/6/10	1,945
30,952	Interlink Electronics, Inc. 7/19/12	6,809
		8,812

	Electronic Equipment 0.08%
11,246	Iteris, Inc. B 9/28/11	2,474

See the accompanying Notes to the Financial Statements.

	6

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

SEPTEMBER 30, 2008
	(Unaudited)
		Fair
Warrants	Warrants (Continued)	Value

	Energy - Technology 0.46%
4,680	Arotech Corporation 12/31/08	$-
175,438	Capstone Turbine Corporation 1/23/12	73,684
33,722	Quantum Fuel Systems Technologies Worldwide, Inc. 4/27/14	18,547
80,000	Quantum Fuel Systems Technologies Worldwide, Inc. 12/22/14	44,000
		136,231

	Food 0.52%
25,683	Zhongpin, Inc. 1/30/11	154,129

	Medical Instruments 0.02%
222,320	Caprius, Inc. 2/15/10	4,446
4,477	Caprius, Inc. 2/16/11	447
31,250	Caprius, Inc. 2/27/12 (Restricted)	-
14,750	Caprius, Inc. 12/5/12 (Restricted)	-
		4,893

	Semiconductor Equipment 0.01%
60,250	Tegal Corporation 7/14/10	259
270,793	Tegal Corporation 9/19/10	1,408
		1,667

	Technology - Miscellaneous 0.02%
90,990	Vuance, Ltd. 12/9/10 (Israel)	4,549
8,250	Vuance, Ltd. 11/19/11 (Israel)	495
		5,044

	Telecom Services 0.05%
12,152	GoAmerica, Inc. 12/19/08	-
705,171	WPCS International Incorporated 11/16/09	14,103
		14,103

	Therapeutics 0.01%
12,868	Critical Therapeutics, Inc. 6/6/10	14
47,506	Memory Pharmaceuticals Corp. 9/22/10	302
		316

	Total Warrants 1.47% (cost $12,762)	429,987

	TOTAL INVESTMENTS 18.49% (cost $9,686,222)	$5,416,096

See the accompanying Notes to the Financial Statements.

	7

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

SEPTEMBER 30, 2008
	(Unaudited)
		Fair
Shares	Securities Sold Short	Value

	Energy Technology 0.08%
17,219	Capstone Turbine Corp.	$22,213

	Food 0.83%
22,770	Zhongpin, Inc. (China)	242,045

	TOTAL SECURITIES SOLD SHORT 0.90% (proceeds $324,844)	$264,258

	All percentages are relative to Partners' Capital.

	All securities are non-income producing except for Collectors Universe, Inc.,
	Interlink Electronics, Inc., KMG Chemicals, Inc., MicroFinancial Incorporated,
	Primal Solutions, Inc., Rockford Corporation, Unify Corporation, Vertical
	Communications, Inc., and Vuance, Ltd.

See the accompanying Notes to the Financial Statements.

	8

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

SEPTEMBER 30, 2008
(Unaudited)
		% of
		Partners'
Industry Concentration	Total	Capital

Biotechnology	$2,567	0.01
Building Materials	3,000	0.01
Business Services	19	0.00
Chemicals	126,401	0.43
Communication Equipment - Software	122,736	0.42
Computer Services - Software	1,164,966	3.98
Computer Systems	68,504	0.23
Consumer Products	120,913	0.41
Data Security	254,668	0.87
Educational Products - Services	235,528	0.80
Electronic Components	134,652	0.46
Electronic Equipment	2,474	0.01
Electronic - Display	359,967	1.23
Electronic Instruments	204,425	0.70
Electronic Semiconductor	9,330	0.03
Energy - Services	72,622	0.25
Energy - Technology	114,018	0.39
Environmental Services	207,192	0.71
Financial Services - Miscellaneous	154,961	0.53
Food	527,912	1.80
Information Services	32,656	0.11
Medical Devices & Equipment	23,543	0.08
Medical Instruments	43,843	0.15
Oil Equipment	-	0.00
Paper - Packaging	6,632	0.02
Retail	2,699	0.01
Security Equipment	135,997	0.46
Semiconductor Equipment	262,382	0.90
Services	310,620	1.06
Technology - Miscellaneous	218,711	0.75
Telecom Equipment	99,477	0.34
Telecom Services	90,203	0.31
Telecommunications	37,904	0.13
Therapeutics	316	0.00

TOTAL PORTFOLIO	$5,151,838	17.59%

See the accompanying Notes to the Financial Statements.

9

Item 2.                                Controls and Procedures.

(a)              Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b)              There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.                                Exhibits

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By:              __/s/ Austin Marxe_______________
Austin Marxe, Principal Executive Officer

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              _/s/ Austin Marxe_______________________
Austin Marxe, Principal Executive Officer

Date:  November 26, 2008

By:              __/s/Rose M. Carling  ______________
Rose M. Carling, Principal Financial Officer

Date:  November 26, 2008